Fair Value Measurements (Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis) (Q2) (Details) - Deferred compensation liabilities - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	$ 28	$ 23	$ 22
Quoted Prices in Active Market (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	28	23	22
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	0	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	$ 0	$ 0	$ 0